Fair Value Measurements (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments
Long-term debt - excluding current portion - carrying value	$ 4,916	$ 4,484
Carrying Amount
Financial Instruments
Long-term debt - excluding current portion - carrying value	4,916	4,484
Fair Value
Financial Instruments
Long-term debt, excluding current portion - fair value	$ 5,363	$ 5,002